Consolidated Balance Sheet - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	€ 15,761	€ 13,094
Intangible assets	8,433	7,214
Investments accounted for using the equity method	1,163	1,248
Other financial assets	23	25
Other receivables	181	156
Derivative financial instruments	30	30
Deferred income tax assets	71	95
Total non-current assets	25,662	21,862
Current assets
Inventories	3,061	2,715
Trade and other receivables	4,074	3,630
Current income tax recoverable	15	165
Derivative financial instruments	15	34
Cash and cash equivalents	2,346	2,115
Assets held for sale		1,112
Total current assets	9,511	9,771
Total assets	35,173	31,633
Capital and reserves attributable to the Company's equity holders
Equity share capital	287	286
Preference share capital	1	1
Share premium account	6,534	6,417
Treasury Shares and own shares	(792)	(15)
Other reserves	296	285
Foreign currency translation reserve	(109)	(386)
Retained income	9,812	7,903
Capital and reserves attributable to the Company's equity holders	16,029	14,491
Non-controlling interests	525	486
Total equity	16,554	14,977
Non-current liabilities
Interest-bearing loans and borrowings	8,698	7,660
Derivative financial instruments	18	3
Deferred income tax liabilities	2,209	1,666
Other payables	472	226
Retirement benefit obligations	424	377
Provisions for liabilities	719	693
Total non-current liabilities	12,540	10,625
Current liabilities
Trade and other payables	4,609	4,534
Current income tax liabilities	443	458
Interest-bearing loans and borrowings	618	316
Derivative financial instruments	41	11
Provisions for liabilities	368	371
Liabilities associated with assets classified as held for sale		341
Total current liabilities	6,079	6,031
Total liabilities	18,619	16,656
Total equity and liabilities	€ 35,173	€ 31,633